Statement of Consolidated Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Consolidated Comprehensive Income (Loss) [Abstract]
Net (Loss) Income	$ (2,062)	$ 6,051	$ 14,326
Other comprehensive income, net of Tax
Unrealized holding gains (losses) arising during the period	195	(52)	(21)
Benefit plans	107	2,129	(7)
Other comprehensive income, before tax	88	(2,181)	(14)
Income tax effect	(36)	889	6
Other comprehensive income	52	(1,292)	(8)
Comprehensive income (loss)	$ (2,010)	$ 4,759	$ 14,318